Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 89,734	$ 109,647	$ 165,410
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	23,637	19,673	13,893
Gain on sale of assets		(15,199)
Loss on asset purchase cancellations			20,395
Amortization and write-off of deferred finance charges	653	266	106
Unrealized foreign exchange (gain)		(326)	(1,028)
Unrealized (gain)/loss on derivatives	263	(4,508)	(3,729)
Share based compensation	120	120	60
Change in:
Accounts receivable trade	(4,265)	620	(1,377)
Due from Manager	(24)		112
Inventories	(1,236)	(172)	(56)
Accrued revenue		1,693	2,245
Prepaid expenses and other current assets	(452)	(37)	(408)
Due to Manager	(449)	430	19
Trade accounts payable	(287)	(1,198)	1,093
Accrued liabilities	547	(1,523)	1,396
Unearned revenue	(1,052)	8,661	13,207
Net Cash Provided by Operating Activities	107,189	118,147	211,338
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(160,969)	(192,418)	(131,474)
Proceeds from sale of assets		32,168
Acquisition of long term investments			(50,000)
Increase in restricted cash		(650)	(6,405)
Restricted cash released		6,382	32,629
Increase in bank time deposits		(86,548)	(78,147)
Maturity of bank time deposits	35,080	109,357	41,534
Net Cash Used in Investing Activities	(125,889)	(131,709)	(191,863)
Cash Flows from Financing Activities:
Proceeds from long-term debt	84,000	74,500	42,000
Principal payments of long-term debt	(94,453)	(50,992)	(38,026)
Dividends paid	(41,782)	(37,820)	(32,706)
Payment of deferred financing costs	(5,916)	(519)	(10)
Proceeds on issuance of common stock (net)	39,637	74,967
Net Cash (Used in)/Provided by Financing Activities	(18,514)	60,136	(28,742)
Net (decrease)/increase in cash and cash equivalents	(37,214)	46,574	(9,267)
Effect of exchange rate changes on cash		326
Cash and cash equivalents at beginning of year	65,335	18,435	27,702
Cash and cash equivalents at end of year	28,121	65,335	18,435
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	$ 5,050	$ 6,414	$ 13,695